SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Payables and Accruals [Abstract]
Income tax payable	$ 5,007	$ 5,351
Other tax payable	21,697	14,651
Other	60,735	20,297
Total	$ 87,439	$ 40,299